Non-controlling interest (Details) - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
IfrsStatementLineItems [Line Items]
Balance at beginning of period/year	$ (1,533)
Balance at end of period/year	(1,669)
Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of period/year	(1,533)	$ (254)
Non-controlling interests	(136)	$ (1,279)
Balance at end of period/year	$ (1,669)